Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	FASTENAL COMPANY
Amendment Flag	false
Entity Central Index Key	0000815556
Fastenal Company & Subsidiaries 401(k) and Employee Stock Ownership Plan
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	FASTENAL COMPANY
Amendment Flag	false
Entity Central Index Key	0000815556